Related parties and variable interest entities - Schedule of Related Party Transactions (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Loan receivable	[1]	€ 364.4	€ 124.4
Equity method investments		€ 923.6	892.5
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%
Maximum exposure to loss
Related Party Transaction [Line Items]
Equity method investments		€ 923.6
Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Loan receivable		364.4	124.4
Accounts payable		269.2	482.7
Accrued and other liabilities		111.2	0.0
Total purchases		2,693.6	2,070.3	€ 1,623.9
Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss
Related Party Transaction [Line Items]
Loan receivable		364.4
Accounts payable		0.0
Accrued and other liabilities		0.0
Other assets | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Advance payments		1,100.3	982.8
Other assets | Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss
Related Party Transaction [Line Items]
Advance payments		1,100.3
Property, plant and equipment | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Advance payments		70.0	€ 82.1
Property, plant and equipment | Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss
Related Party Transaction [Line Items]
Advance payments		€ 70.0

[1]	Loan receivable includes amounts with related parties of €364.4 million and €124.4 million at December 31, 2022 and 2021, respectively.